Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000024678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	3.62%	1.49%	1.40%
C000024677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.76%	1.72%	1.64%
C000037571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	2.58%	1.27%	1.20%
Without Sales Load [Member] | C000037571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares without sales load
Average Annual Return, Percent	3.61%	1.46%	1.30%
Morningstar US Fund Muni National Short Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Fund Muni National Short Funds Category Average
Average Annual Return, Percent	3.45%	1.73%	1.60%
S And P Municipal Bond 1 5 Years Investment Grade 5 Pre Refunded Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index
Average Annual Return, Percent	3.26%	1.54%	1.67%
S And P Municipal Bond Short Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short Index
Average Annual Return, Percent	2.91%	1.76%	1.67%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	6.61%	1.23%	2.21%